Share-Based Compensation (Schedule Of Stock Options Awarded Under The Option Plans) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option ,Shares	125,816	435,054	761,931
Stock options Granted, Shares	0	0	0
Stock options Exercised, Shares	(51,116)	(100,872)	(104,912)
Stock options Cancelled, Shares	(7,350)	(208,366)	(221,965)
Stock options, Shares	67,350	125,816	435,054
Reserved for future grant	500,000	1,301,090	1,115,776
Stock options Exercisable, Shares	67,350	125,149	397,073
Stock options Weighted Average Price	$ 36.29	$ 35.58	$ 35.15
Stock options Granted, Weighted Average Price	$ 0	$ 0	$ 0
Stock options Exercised, Weighted Average Price	$ 34.70	$ 14.98	$ 13.18
Stock options Cancelled, Weighted Average Price	$ 37.30	$ 45.18	$ 44.67
Stock options Weighted Average Price	$ 37.39	$ 36.29	$ 35.58
Stock options Exercisable, Weighted Average Price	$ 37.39	$ 36.31	$ 35.42